UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  28-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Manager of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

     /S/ Eric Edidin     New York, NY/USA     August 12, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $492,098 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    16484   233957 SH       SOLE                   233957
ACCURIDE CORP NEW              COM NEW          00439T206    12290   973128 SH       SOLE                   973128
ALERE INC                      COM              01449J105     9383   170600 SH  CALL SOLE                   170600
ALERE INC                      PERP PFD CONV SE 01449J204    17894    64138 SH       SOLE                    64138
AUGUSTA RES CORP               COM NEW          050912203    19451  4210037 SH       SOLE                  4210037
DANA HLDG CORP                 COM              235825205    14898   814061 SH       SOLE                   814061
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     7775   165000 SH  PUT  SOLE                   165000
GLOBAL EAGLE ACQUISITION COR   UNIT 99/99/9999  37951D201    15218  1487500 SH       SOLE                  1487500
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0     3675  5000000 PRN      SOLE                  5000000
ICAHN ENTERPRISES LP/CORP      FRNT 8/1         451102AB3     4806  5000000 PRN      SOLE                  5000000
ISHARES TR                     RUSSELL 2000     464287655    59342   801200 SH  PUT  SOLE                   801200
LEAR CORP                      COM NEW          521865204    10458   195552 SH       SOLE                   195552
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    39918  1446329 SH       SOLE                  1446329
NORDION INC                    COM              65563C105     5503   502776 SH       SOLE                   502776
NTELOS HLDGS CORP              COM              67020Q107    11122   544709 SH       SOLE                   544709
PMI GROUP INC                  COM              69344M101      481   450000 SH       SOLE                   450000
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119       87   121050 SH       SOLE                   121050
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    56610  3330000 SH  CALL SOLE                  3330000
SEMGROUP CORP                  CL A             81663A105     8236   320829 SH       SOLE                   320829
SOLUTIA INC                    COM NEW          834376501     2089    91400 SH       SOLE                    91400
SPDR GOLD TRUST                GOLD SHS         78463V107    72160   440000 SH  CALL SOLE                   440000
SPDR S&P 500 ETF TR            TR UNIT          78462F103    32240   260000 SH  PUT  SOLE                   260000
TPC GROUP INC                  COM              89236Y104    14811   377628 SH       SOLE                   377628
TRANSOCEAN LTD                 REG SHS          H8817H100     6750    90000 SH  CALL SOLE                    90000
UNITED STATES OIL FUND LP      UNITS            91232N108    44790  1010000 SH  CALL SOLE                  1010000
UNIVERAL BUSINESS PMT SOL AC   UNIT 99/99/9999  913384202     5627   875000 SH       SOLE                   875000